DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	$ 1,641	$ 0
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	5,400	0
Fair Value of derivatives assets acquired upon the merger with the Former Golden Ocean				$ (200)
Fair Value of derivatives liabilities acquired upon the merger with the Former Golden Ocean				$ 1,500
Derivative, Loss on Derivative	6,939	0	$ 0
Forward Freight Agreements [Member] | Forward Freight Agreements [Member]
Derivative [Line Items]
Derivative, Loss on Derivative	606	0	0
Bunker derivatives [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	3,338	0
Bunker derivatives [Member] | Bunker derivatives [Member]
Derivative [Line Items]
Derivative, Loss on Derivative	1,853	0	0
Bunker derivatives [Member] | Bunker derivatives [Member]
Derivative [Line Items]
Derivative, Loss on Derivative	1,776
Currency Swap [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	183	0
Currency Swap [Member] | Currency Swap [Member]
Derivative [Line Items]
Derivative, Loss on Derivative	183	0	0
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	1,641	0
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	1,879	0
Interest Rate Swap [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Loss on Derivative	2,127	0	0
Interest Rate Swap [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Loss on Derivative	$ 394	$ 0	$ 0